OTHER LONG-TERM LIABILITIES - Disclosure of detailed information about undiscounted contractual payments relating to current and future lease receivables (Details) - CAD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted contractual payments	$ 1,479
Unearned finance income	(106)
Current portion (included in accounts receivable)	(288)	$ 0
Net investment in sublease (Note 5 and Note 15(ii))	1,085	$ 0
Net investment in sublease (Note 5 and Note 15(ii))	1,373
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted contractual payments	355
1 to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted contractual payments	355
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted contractual payments	355
3 to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted contractual payments	355
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted contractual payments	59
Thereafter
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted contractual payments	$ 0